Segmental information	12 Months Ended
Jun. 30, 2021
Disclosure of operating segments [abstract]
Segmental information	Results for the year
Introduction
This section explains the results and performance of the group for the three years ended 30 June 2021. Disclosures are provided for segmental information, operating costs, exceptional items, finance income and charges, the group's share of results of associates and joint ventures, taxation. For associates, joint ventures and taxation, balance sheet disclosures are also provided in this section.
2. Segmental information

Accounting policies
Sales comprise revenue from contracts with customers from the sale of goods, royalties and rents receivable. Revenue from the sale of goods includes excise and other duties which the group pays as principal but excludes duties and taxes collected on behalf of third parties, such as value added tax. Sales are recognised as or when performance obligations are satisfied by transferring control of a good or service to the customer, which is determined considering, among other factors, the delivery terms agreed with customers. For the sale of goods the transfer of control occurs, when the significant risks and rewards of ownership are passed to the customer. Based on the shipping terms agreed with customers, the transfer of control of goods occurs at the time of dispatch for the majority of sales. Where the transfer of control is subsequent to the dispatch of goods, the time between dispatch and receipt by the customer is generally less than 5 days. The group includes in sales the net consideration to which it expects to be entitled. Sales are recognised to the extent that it is highly probable that a significant reversal will not occur. Therefore, sales are stated net of expected price discounts, allowances for customer loyalty and certain promotional activities and similar items. Generally, payment of the transaction price is due within credit terms that are consistent with industry practices, with no element of financing.
Net sales are sales less excise duties. Diageo incurs excise duties throughout the world. In the majority of countries excise duties are effectively a production tax which becomes payable when the product is removed from bonded premises and is not directly related to the value of sales. It is generally not included as a separate item on external invoices; increases in excise duty are not always passed on to the customer and where a customer fails to pay for products received the group cannot reclaim the excise duty. The group therefore recognises excise duty, unless it regards itself as an agent of the regulatory authorities, as a cost to the group.
Advertising costs, point of sale materials and sponsorship payments are charged to marketing in operating profit when the company has a right of access to the goods or services acquired.

Diageo is an international manufacturer and distributor of premium drinks. Diageo also owns a number of investments in associates and joint ventures as set out in note 6.
The segmental information presented is consistent with management reporting provided to the Executive Committee (the chief operating decision maker).
The Executive Committee considers the business principally from a geographical perspective based on the location of third party sales and the business analysis is presented by geographical segment. In addition to these geographical selling segments, a further segment reviewed by the Executive Committee is the Supply Chain and Procurement (SC&P) segment, which manufactures products for other group companies and includes the production sites in the United Kingdom, Ireland, Italy, Guatemala and Mexico, as well as comprises the global procurement management functions.
Continuing operations also include the Corporate function. Corporate revenues and costs are in respect of central costs, including finance, marketing, corporate relations, human resources and legal, as well as certain information systems, facilities and employee costs that are not allocable to the geographical segments or to the SC&P. They also include rents receivable and payable in respect of properties not used by the group in the manufacture, sale or distribution of premium drinks.
Diageo uses shared services operations to deliver transaction processing activities for markets and operational entities. These centers are located in Hungary, Colombia, the Philippines and India. The captive business service centers in Budapest and Bangalore also perform certain central finance activities, including elements of financial planning and reporting, treasury and HR services. The costs of shared services operations are recharged to the regions.
As part of the annual planning process a budget exchange rate is set each year equal to the prior year’s weighted average rate. This rate is used for management reporting purposes and, in order to ensure a consistent basis on which performance is measured through the year, the prior period results are restated to the budget rate as well. Segmental information for net sales and operating profit before exceptional items are reported on a consistent basis with our management reporting. The adjustments required to retranslate the segmental information to actual exchange rates and to reconcile it to the group’s reported results are shown in the tables below. The comparative segmental information, prior to retranslation, has not been restated at the current year’s budgeted exchange rates but is presented at the budgeted rates for the respective year.
In addition, for management reporting purposes Diageo presents separately the results of acquisitions and disposals completed in the current and prior year from the results of the geographical segments. The impact of acquisitions and disposals on net sales and operating profit is disclosed under the appropriate geographical segments in the following tables at budgeted exchange rates.
(a) Segmental information for the consolidated income statement

	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2021
Sales	5,803	4,795	2,020	1,369	5,146	1,537	(1,537)	19,133	20	19,153
Net sales
At budgeted exchange rates(i)	5,527	2,579	1,541	1,176	2,561	1,627	(1,548)	13,463	20	13,483
Acquisitions and disposals	28	2	5	—	—	—	—	35	—	35
SC&P allocation	9	45	3	13	9	(79)	—	—	—	—
Retranslation to actual exchange rates	(355)	(68)	(137)	(143)	(82)	(11)	11	(785)	—	(785)
Net sales	5,209	2,558	1,412	1,046	2,488	1,537	(1,537)	12,713	20	12,733
Operating profit/(loss)
At budgeted exchange rates(i)	2,469	728	228	422	628	(97)	—	4,378	(218)	4,160
Acquisitions and disposals	(18)	(3)	—	—	—	—	—	(21)	—	(21)
SC&P allocation	(30)	(32)	(3)	(27)	(5)	97	—	—	—	—
Fair value remeasurement of contingent considerations, equity option and earn out arrangements	(9)	(27)	—	—	—	—	—	(36)	—	(36)
Fair value remeasurement of biological assets	—	—	—	—	—	—	—	—	—	—
Retranslation to actual exchange rates	(175)	(31)	(54)	(92)	(15)	—	—	(367)	10	(357)
Operating profit/(loss) before exceptional items	2,237	635	171	303	608	—	—	3,954	(208)	3,746
Exceptional items	—	(15)	—	—	—	—	—	(15)	—	(15)
Operating profit/(loss)	2,237	620	171	303	608	—	—	3,939	(208)	3,731
Non-operating items										14
Net finance charges										(373)
Share of after tax results of associates and joint ventures
Moët Hennessy										335
Other										(1)
Profit before taxation										3,706

	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2020
Sales	5,222	4,697	1,911	1,184	4,645	1,343	(1,343)	17,659	38	17,697
Net sales
At budgeted exchange rates(i)	4,445	2,501	1,300	944	2,253	1,439	(1,341)	11,541	38	11,579
Acquisitions and disposals	32	10	50	—	1	—	—	93	—	93
SC&P allocation	11	60	4	10	12	(98)	—	(1)	1	—
Retranslation to actual exchange rates	135	(4)	(8)	(46)	4	2	(2)	81	(1)	80
Net sales	4,623	2,567	1,346	908	2,270	1,343	(1,343)	11,714	38	11,752
Operating profit/(loss)
At budgeted exchange rates(i)	2,007	730	116	254	498	45	—	3,650	(152)	3,498
Acquisitions and disposals	(1)	(4)	—	—	—	—	—	(5)	—	(5)
SC&P allocation	6	26	2	5	6	(45)	—	—	—	—
Fair value remeasurement of contingent consideration	(10)	(4)	—	7	—	—	—	(7)	—	(7)
Fair value remeasurement of biological assets	—	—	—	9	—	—	—	9	—	9
Retranslation to actual exchange rates	32	9	(17)	(27)	(3)	—	—	(6)	5	(1)
Operating profit/(loss) before exceptional items	2,034	757	101	248	501	—	—	3,641	(147)	3,494
Exceptional items	54	(62)	(145)	(6)	(1,198)	—	—	(1,357)	—	(1,357)
Operating profit/(loss)	2,088	695	(44)	242	(697)	—	—	2,284	(147)	2,137
Non-operating items										(23)
Net finance charges										(353)
Share of after tax results of associates and joint ventures
Moët Hennessy										285
Other										(3)
Profit before taxation										2,043

	North America	Europe and Turkey	Africa	Latin America and Caribbean	Asia Pacific	SC&P	Eliminate inter- segment sales	Total operating segments	Corporate and other	Total
	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million	£ million
2019
Sales	5,074	5,132	2,235	1,444	5,356	1,739	(1,739)	19,241	53	19,294
Net sales
At budgeted exchange rates(i)	4,034	2,951	1,529	1,095	2,656	1,843	(1,738)	12,370	54	12,424
Acquisitions and disposals	88	1	1	1	1	—	—	92	—	92
SC&P allocation	11	63	5	15	11	(105)	—	—	—	—
Retranslation to actual exchange rates	327	(76)	62	19	20	1	(1)	352	(1)	351
Net sales	4,460	2,939	1,597	1,130	2,688	1,739	(1,739)	12,814	53	12,867
Operating profit/(loss)
At budgeted exchange rates(i)	1,755	972	257	312	671	139	—	4,106	(186)	3,920
Acquisitions and disposals	29	(1)	—	—	—	—	—	28	—	28
SC&P allocation	13	72	6	32	16	(139)	—	—	—	—
Retranslation to actual exchange rates	151	(29)	12	21	16	—	—	171	(3)	168
Operating profit/(loss) before exceptional items	1,948	1,014	275	365	703	—	—	4,305	(189)	4,116
Exceptional items	—	(18)	—	—	(35)	—	—	(53)	(21)	(74)
Operating profit/(loss)	1,948	996	275	365	668	—	—	4,252	(210)	4,042
Non-operating items										144
Net finance charges										(263)
Share of after tax results of associates and joint ventures
Moët Hennessy										310
Other										2
Profit before taxation										4,235
(i)    These items represent the IFRS 8 performance measures for the geographical and SC&P segments.
(1)    The net sales figures for SC&P reported to the Executive Committee primarily comprise inter-segment sales and these are eliminated in a separate column in the above segmental analysis. Apart from sales by the SC&P segment to the other operating segments, inter-segmental sales are not material.
(2)    The group’s net finance charges are managed centrally and are not attributable to individual operating segments.
(3)    Approximately 40% of annual net sales occurred in the last four months of the calendar year 2020.
(b) Other segmental information

	North America £ million	Europe and Turkey £ million	Africa £ million	Latin America and Caribbean £ million	Asia Pacific £ million	SC&P £ million	Corporate and other £ million	Total £ million
2021
Capital expenditure	153	23	125	20	56	125	124	626
Depreciation and intangible asset amortisation	(76)	(31)	(79)	(16)	(60)	(126)	(59)	(447)
2020
Capital expenditure	145	24	128	48	59	191	105	700
Depreciation and intangible asset amortisation	(68)	(37)	(103)	(21)	(59)	(119)	(73)	(480)
Underlying impairment	—	(7)	—	(7)	—	—	—	(14)
Exceptional impairment of tangible assets	—	—	(139)	—	(1)	—	—	(140)
Exceptional impairment of intangible assets	—	—	—	—	(1,205)	—	—	(1,205)
2019
Capital expenditure	150	32	160	48	40	197	44	671
Depreciation and intangible asset amortisation	(51)	(18)	(81)	(13)	(42)	(110)	(59)	(374)
(c) Category and geographical analysis

	Category analysis					Geographic analysis
	Spirits £ million	Beer(iv) £ million	Ready to drink(iv) £ million	Other £ million	Total £ million	Great Britain £ million	United States £ million	Nether- lands £ million	India £ million	Rest of World £ million	Total £ million
2021
Sales(i)	15,634	2,562	741	216	19,153	1,822	5,441	70	3,011	8,809	19,153
Non-current assets(ii), (iii)						2,119	4,320	2,474	2,561	7,589	19,063
2020 (Restated)
Sales(i), (iv)	14,158	2,687	621	231	17,697	1,684	4,839	62	2,783	8,329	17,697
Non-current assets(ii), (iii)						1,911	5,028	2,661	2,758	7,563	19,921
2019 (Restated)
Sales(i), (iv)	15,283	3,041	662	308	19,294	1,706	4,724	70	3,236	9,558	19,294
Non-current assets(ii), (iii)						1,637	4,662	2,525	3,829	7,668	20,321
(i)    The geographical analysis of sales is based on the location of third party sales.
(ii)    The geographical analysis of non-current assets is based on the geographical location of the assets and comprises intangible assets, property, plant and equipment, biological assets, investments in associates and joint ventures, other investments and non-current other receivables.
(iii)    The management information provided to the chief operating decision maker does not include an analysis of assets and liabilities by category and therefore is not disclosed.
(iv)    Flavoured malt beverages have been reclassified from ready to drink to beer from 1 July 2020. This reporting is in line with the nature of these products and how management reviews the performance. Before the reclassification the beer sales would have been £2,188 million in 2021 (2020 – £2,342 million; 2019 – £2,758 million), and the ready to drink sales would have been £1,115 million in 2021 (2020 – £966 million; 2019 – £945 million).